Putnam VT Income Fund
The fund's portfolio
3/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (60.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.1%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$870,463	$954,822
4.70%, with due dates from 5/20/67 to 8/20/67	278,901	318,400
4.603%, 6/20/67	78,595	88,802
4.50%, TBA, 4/1/51	1,000,000	1,081,641
4.50%, 5/20/48	201,769	223,739
4.497%, 3/20/67	95,173	107,950
4.00%, TBA, 4/1/51	4,000,000	4,270,004
4.00%, with due dates from 2/20/48 to 5/20/48	1,160,844	1,263,354
3.50%, TBA, 4/1/51	6,000,000	6,330,000
3.50%, with due dates from 11/15/47 to 11/20/49	2,741,076	2,982,540
3.00%, TBA, 4/1/51	1,000,000	1,040,859

		18,662,111
U.S. Government Agency Mortgage Obligations (52.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	548,937	614,696
4.00%, 9/1/45	628,947	694,245
3.50%, with due dates from 8/1/43 to 2/1/47	1,869,316	2,015,344
3.00%, with due dates from 3/1/43 to 6/1/46	924,010	980,460
Federal National Mortgage Association Pass-Through Certificates
5.00%, 3/1/38	6,309	7,181
4.50%, with due dates from 7/1/44 to 5/1/45	886,013	985,155
4.00%, with due dates from 9/1/45 to 6/1/46	987,378	1,087,172
3.50%, 9/1/57	1,301,933	1,415,848
3.50%, 6/1/56	1,849,393	2,040,106
3.50%, with due dates from 7/1/43 to 1/1/47	954,692	1,027,495
3.00%, with due dates from 9/1/42 to 3/1/47	3,528,087	3,759,356
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/51	2,000,000	2,254,690
5.50%, TBA, 4/1/51	2,000,000	2,235,627
4.50%, TBA, 4/1/51	4,000,000	4,355,312
4.00%, TBA, 5/1/51	5,000,000	5,371,485
4.00%, TBA, 4/1/51	11,000,000	11,804,375
3.50%, TBA, 5/1/51	7,000,000	7,400,859
3.50%, TBA, 4/1/51	9,000,000	9,505,547
3.00%, TBA, 5/1/51	4,000,000	4,166,094
3.00%, TBA, 4/1/51	6,000,000	6,247,969
2.50%, TBA, 5/1/51	16,000,000	16,371,875
2.50%, TBA, 4/1/51	21,000,000	21,533,203
2.00%, TBA, 5/1/51	6,000,000	5,971,406
2.00%, TBA, 4/1/51	10,000,000	9,969,531

		121,815,031

Total U.S. government and agency mortgage obligations (cost $140,029,589)		$140,477,142

MORTGAGE-BACKED SECURITIES (44.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (15.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.367%, 4/15/37	$125,878	$232,875
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 24.031%, 5/15/35	20,718	34,184
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.408%, 11/15/35	91,381	162,658
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.542%, 3/15/35	157,675	220,745
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.675%, 6/15/34	60,323	73,594
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.594%, 2/15/41	520,441	61,021
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.094%, 12/15/47	1,540,248	299,751
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.944%, 6/15/42	1,293,724	153,436
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 1/25/50	8,816,429	1,545,182
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 9/25/49	1,171,949	179,740
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.894%, 5/15/41	174,117	182,914
REMICs Ser. 4975, Class EI, IO, 4.50%, 5/25/50	3,677,658	615,769
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	497,408	49,741
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	260,314	33,491
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	204,411	15,885
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	2,745,729	475,341
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	5,873,747	813,414
REMICs Ser. 5024, Class EI, IO, 4.00%, 10/25/50	7,087,264	1,132,226
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	720,780	100,402
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	457,581	61,989
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	668,571	101,284
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	345,381	3,481
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	955,092	37,435
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	675,196	68,610
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,417,887	110,666
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,475,956	135,241
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	555,754	35,290
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	549,867	35,035
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	523,348	473,886
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,915	2,652
REMICs Ser. 3391, PO, zero %, 4/15/37	20,404	19,078
REMICs Ser. 3300, PO, zero %, 2/15/37	21,910	20,486
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	4,211	3,958
REMICs Ser. 3210, PO, zero %, 5/15/36	6,888	6,681
REMICs Ser. 3326, Class WF, zero %, 10/15/35	5,589	4,927
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	6,091	5,482
Strips Ser. 315, PO, zero %, 9/15/43	1,392,430	1,204,628
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.248%, 7/25/36	71,989	138,219
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.168%, 3/25/36	105,082	176,751
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.802%, 6/25/37	66,475	116,997
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.72%, 11/25/35	97,774	142,749
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.924%, 8/25/35	59,912	81,338
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.787%, 12/25/35	86,662	125,660
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.112%, 11/25/34	13,466	16,159
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.683%, 5/25/40	90,554	110,476
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.291%, 4/25/40	453,891	93,357
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.141%, 10/25/50	8,870,053	1,949,992
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.041%, 1/25/48	1,905,870	398,929
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 2/25/49	3,802,015	710,368
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 1/25/49	1,489,469	181,529
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 12/25/46	1,983,426	356,402
REMICs FRB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 3/25/50	1,786,585	356,263
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 3/25/46	3,681,983	667,014
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	1,422,798	258,578
REMICs Ser. 17-3, Class KI, IO, 4.00%, 2/25/47	9,927	1,402
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	252,418	7,549
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,710,033	236,650
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	557,226	73,924
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	528,759	32,652
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	423,506	29,975
REMICs Ser. 20-95, Class GI, IO, 3.50%, 1/25/51	3,619,910	559,054
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	414,594	47,152
REMICs Ser. 20-60, Class CI, IO, 3.00%, 9/25/50	2,619,254	463,791
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	517,952	52,001
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	1,368,514	80,440
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	506,695	22,056
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	504,475	17,332
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	235,632	5,589
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	257,824	8,195
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,018,794	33,771
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	1,893,262	338,723
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	13,379	12,200
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	5,349	5,075
Government National Mortgage Association
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.094%, 9/16/44	844,593	230,477
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.089%, 12/20/42	1,856,796	367,144
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.039%, 10/20/49	3,024,885	413,603
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.039%, 12/20/48	2,213,234	394,464
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.039%, 9/20/43	268,514	52,750
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	596,097	87,692
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 3/20/50	2,142,454	357,249
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 1/20/50	1,809,690	283,542
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 7/20/49	2,221,312	339,350
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 7/20/49	2,183,874	368,267
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 2/20/49	1,934,002	357,523
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 11/20/48	1,608,436	241,193
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.944%, 9/16/49	1,742,495	417,755
IFB Ser. 20-55, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 4/20/50	3,969,290	600,355
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 2/20/50	114,109	14,148
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 2/20/50	6,033,200	1,197,500
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 4/20/49	1,710,041	209,950
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 2/20/49	1,476,433	210,392
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 2/20/41	1,068,490	179,631
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.889%, 10/20/49	171,490	57,702
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	510,383	100,061
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	35,924	5,332
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	759,583	152,094
Ser. 14-180, IO, 5.00%, 12/20/44	1,461,356	299,973
Ser. 14-76, IO, 5.00%, 5/20/44	435,654	78,529
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	595,488	102,835
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	352,502	62,569
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	4,362	419
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	226,688	45,357
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,845,777	375,505
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	967,154	193,508
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	684,152	128,818
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	136,662	14,447
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	166,300	14,708
Ser. 12-129, IO, 4.50%, 11/16/42	473,742	92,010
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	353,385	62,692
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	347,082	53,381
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	475,717	90,681
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	1,815,629	242,056
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	958,157	147,432
Ser. 15-94, IO, 4.00%, 7/20/45	208,003	36,401
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	125,412	11,625
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,085,586	195,406
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	898,781	70,780
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,193,747	182,911
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	413,248	34,967
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	468,300	51,156
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	733,771	121,038
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	2,475,351	441,603
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	402,861	39,627
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	208,603	4,057
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	2,572,531	344,976
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	296,061	30,924
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	610,272	39,668
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	535,276	29,021
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	340,231	41,253
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	253,100	29,977
Ser. 12-136, IO, 3.50%, 11/20/42	963,343	148,624
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	719,898	126,884
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	938,783	71,498
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	759,709	49,381
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	771,708	28,939
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,033,537	78,933
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	2,931,666	463,930
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	356,076	18,694
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	205,139	5,128
Ser. 17-H18, Class CI, IO, 2.514%, 9/20/67(WAC)	2,254,448	253,080
Ser. 16-H27, Class BI, IO, 2.498%, 12/20/66(WAC)	1,377,351	120,940
Ser. 15-H13, Class AI, IO, 2.495%, 6/20/65(WAC)	3,608,346	265,628
Ser. 19-H02, Class DI, IO, 2.449%, 11/20/68(WAC)	3,657,041	341,293
FRB Ser. 15-H16, Class XI, IO, 2.444%, 7/20/65(WAC)	1,310,803	114,564
Ser. 17-H12, Class QI, IO, 2.395%, 5/20/67(WAC)	2,734,713	234,573
Ser. 16-H23, Class NI, IO, 2.361%, 10/20/66(WAC)	5,906,595	502,651
Ser. 16-H24, Class JI, IO, 2.194%, 11/20/66(WAC)	1,174,546	111,342
Ser. 16-H11, Class HI, IO, 2.106%, 1/20/66(WAC)	2,906,799	179,056
Ser. 17-H10, Class MI, IO, 2.004%, 4/20/67(WAC)	3,177,873	226,582
Ser. 15-H15, Class JI, IO, 1.954%, 6/20/65(WAC)	1,617,332	130,519
Ser. 15-H25, Class CI, IO, 1.908%, 10/20/65(WAC)	1,898,532	139,732
Ser. 17-H09, Class DI, IO, 1.887%, 3/20/67(WAC)	2,984,539	222,742
Ser. 15-H12, Class AI, IO, 1.858%, 5/20/65(WAC)	2,569,126	163,910
Ser. 15-H20, Class AI, IO, 1.816%, 8/20/65(WAC)	1,249,373	90,829
Ser. 15-H10, Class CI, IO, 1.801%, 4/20/65(WAC)	1,538,039	106,279
Ser. 15-H12, Class GI, IO, 1.789%, 5/20/65(WAC)	2,627,649	193,920
Ser. 15-H12, Class EI, IO, 1.706%, 4/20/65(WAC)	3,065,105	209,653
Ser. 15-H09, Class BI, IO, 1.686%, 3/20/65(WAC)	1,776,391	112,993
Ser. 16-H14, IO, 1.683%, 6/20/66(WAC)	3,335,155	197,268
Ser. 17-H14, Class EI, IO, 1.657%, 6/20/67(WAC)	4,194,777	277,296
Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65(WAC)	2,532,011	160,530
Ser. 15-H01, Class CI, IO, 1.606%, 12/20/64(WAC)	1,845,282	68,894
Ser. 15-H22, Class EI, IO, 1.60%, 8/20/65(WAC)	977,479	38,708
Ser. 16-H06, Class AI, IO, 1.589%, 2/20/66(WAC)	2,862,279	220,742
Ser. 15-H17, Class CI, IO, 1.574%, 6/20/65(WAC)	2,184,544	77,178
Ser. 15-H04, Class AI, IO, 1.571%, 12/20/64(WAC)	2,774,352	175,339
Ser. 15-H28, Class DI, IO, 1.55%, 8/20/65(WAC)	2,192,232	131,902
Ser. 16-H02, Class HI, IO, 1.529%, 1/20/66(WAC)	6,224,660	381,572
Ser. 16-H04, Class KI, IO, 1.526%, 2/20/66(WAC)	2,579,370	145,500
Ser. 17-H08, Class NI, IO, 1.489%, 3/20/67(WAC)	3,092,151	262,214
Ser. 14-H11, Class GI, IO, 1.482%, 6/20/64(WAC)	5,098,328	308,485
Ser. 14-H07, Class BI, IO, 1.472%, 5/20/64(WAC)	4,895,971	322,238
Ser. 14-H08, Class CI, IO, 1.467%, 3/20/64(WAC)	2,780,773	119,209
Ser. 10-H19, Class GI, IO, 1.405%, 8/20/60(WAC)	2,841,299	140,488
Ser. 10-151, Class KO, PO, zero %, 6/16/37	67,771	60,632
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,534	1,380

		34,771,846
Commercial mortgage-backed securities (18.5%)
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.36%, 9/15/48(WAC)	285,000	299,809
FRB Ser. 15-UBS7, Class XA, IO, 0.795%, 9/15/48(WAC)	18,201,624	573,169
FRB Ser. 07-1, Class XW, IO, 0.425%, 1/15/49(WAC)	78,331	1
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.117%, 11/10/42 (In default)(NON)(WAC)	399,820	307,861
BANK FRB Ser. 18-BN13, Class XA, IO, 0.505%, 8/15/61(WAC)	8,133,624	210,558
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.594%, 8/15/52(WAC)	6,133,909	652,938
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	534,000	436,545
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.467%, 12/11/38(WAC)	100,584	1,036
Cantor Commercial Real Estate Lending FRB Ser. 19-CF1, Class XA, IO, 1.141%, 5/15/52(WAC)	8,240,892	579,474
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.758%, 12/15/47(WAC)	131,000	133,948
FRB Ser. 11-C2, Class E, 5.758%, 12/15/47(WAC)	597,000	581,709
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48(WAC)	552,000	535,431
FRB Ser. 14-GC19, Class XA, IO, 1.137%, 3/10/47(WAC)	9,475,068	262,109
FRB Ser. 13-GC17, Class XA, IO, 1.025%, 11/10/46(WAC)	3,630,918	80,903
FRB Ser. 14-GC23, Class XA, IO, 0.94%, 7/10/47(WAC)	18,559,851	497,965
Citigroup Commercial Mortgage Trust 144A
Ser. 12-GC8, Class B, 4.285%, 9/10/45	720,000	733,346
FRB Ser. 12-GC8, Class XA, IO, 1.74%, 9/10/45(WAC)	2,906,030	47,784
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 4.969%, 3/10/47(WAC)	224,000	233,980
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	912,000	969,596
FRB Ser. 14-UBS4, Class C, 4.656%, 8/10/47(WAC)	283,000	292,009
FRB Ser. 18-COR3, Class C, 4.561%, 5/10/51(WAC)	594,000	638,586
FRB Ser. 14-UBS6, Class C, 4.446%, 12/10/47(WAC)	70,000	73,596
Ser. 12-CR2, Class B, 4.393%, 8/15/45	305,000	307,111
FRB Ser. 14-LC15, Class XA, IO, 1.086%, 4/10/47(WAC)	5,500,013	145,750
FRB Ser. 14-CR19, Class XA, IO, 0.971%, 8/10/47(WAC)	4,746,861	122,748
FRB Ser. 13-CR11, Class XA, IO, 0.919%, 8/10/50(WAC)	8,035,154	155,962
FRB Ser. 15-CR23, Class XA, IO, 0.893%, 5/10/48(WAC)	4,875,827	141,554
FRB Ser. 14-UBS6, Class XA, IO, 0.887%, 12/10/47(WAC)	8,366,349	206,942
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.369%, 5/15/45(WAC)	115,000	75,340
FRB Ser. 13-CR13, Class E, 4.885%, 11/10/46(WAC)	123,000	98,735
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47(WAC)	198,000	187,291
FRB Ser. 14-CR19, Class D, 4.709%, 8/10/47(WAC)	178,000	165,138
FRB Ser. 13-CR6, Class D, 4.09%, 3/10/46(WAC)	205,000	180,800
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	212,366
FRB Ser. 12-LC4, Class XA, IO, 2.096%, 12/10/44(WAC)	3,877,139	29,451
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	12,006	11,993
FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	3,160,032	32
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	400,000	439,903
FRB Ser. 15-C4, Class B, 4.313%, 11/15/48(WAC)	446,000	485,633
FRB Ser. 15-C1, Class C, 4.264%, 4/15/50(WAC)	262,000	264,316
FRB Ser. 19-C16, Class XA, IO, 1.564%, 6/15/52(WAC)	4,805,978	480,025
FRB Ser. 15-C3, Class XA, IO, 0.717%, 8/15/48(WAC)	15,272,576	404,723
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.764%, 4/15/50(WAC)	502,000	357,507
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.789%, 12/15/49(WAC)	7,453,198	217,420
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class C, 5.615%, 7/10/44(WAC)	313,000	313,282
FRB Ser. 11-LC3A, Class D, 5.351%, 8/10/44(WAC)	386,000	374,927
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	3,008,000	361,721
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.523%, 1/25/30(WAC)	4,616,921	534,519
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class X1, IO, 1.127%, 1/25/30(WAC)	3,095,219	262,198
FREMF Mortgage Trust 144A FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.519%, 7/25/29	395,215	398,141
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.486%, 2/10/46(WAC)	5,675,573	127,438
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	339,000	350,316
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47(WAC)	584,000	484,720
Ser. 13-GC12, Class B, 3.777%, 6/10/46(WAC)	549,000	574,222
FRB Ser. 13-GC12, Class XA, IO, 1.405%, 6/10/46(WAC)	3,603,900	83,877
FRB Ser. 14-GC18, Class XA, IO, 1.004%, 1/10/47(WAC)	5,290,351	115,330
FRB Ser. 14-GC22, Class XA, IO, 0.979%, 6/10/47(WAC)	15,743,713	311,565
FRB Ser. 15-GS1, Class XA, IO, 0.762%, 11/10/48(WAC)	19,860,632	638,479
FRB Ser. 13-GC13, Class XA, IO, 0.072%, 7/10/46(WAC)	110,478,870	196,995
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.985%, 8/10/43(WAC)	730,000	365,425
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	575,000	356,206
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	481,000	492,113
FRB Ser. 11-GC5, Class XA, IO, 1.198%, 8/10/44(WAC)	3,072,574	2,154
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.197%, 11/15/45(WAC)	246,000	264,289
Ser. 13-C17, Class AS, 4.458%, 1/15/47	318,000	335,439
FRB Ser. 13-C12, Class C, 4.105%, 7/15/45(WAC)	278,000	287,079
FRB Ser. 14-C25, Class XA, IO, 0.844%, 11/15/47(WAC)	3,086,523	79,512
FRB Ser. 14-C22, Class XA, IO, 0.829%, 9/15/47(WAC)	10,207,599	248,019
FRB Ser. 13-C17, Class XA, IO, 0.74%, 1/15/47(WAC)	2,514,213	42,902
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	441,000	265,882
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	715,000	489,771
FRB Ser. 14-C19, Class C19, 4.674%, 4/15/47(WAC)	192,000	165,120
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	256,102
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 17-C7, Class C, 4.173%, 10/15/50(WAC)	211,000	227,880
FRB Ser. 17-C5, Class XA, IO, 0.951%, 3/15/50(WAC)	4,444,198	201,506
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	359,648	298,508
FRB Ser. 13-C16, Class C, 5.023%, 12/15/46(WAC)	184,000	193,550
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	295,269
FRB Ser. 16-JP2, Class XA, IO, 1.792%, 8/15/49(WAC)	2,373,109	183,304
FRB Ser. 12-LC9, Class XA, IO, 1.489%, 12/15/47(WAC)	3,283,682	64,242
FRB Ser. 13-LC11, Class XA, IO, 1.245%, 4/15/46(WAC)	3,406,147	68,658
FRB Ser. 13-C16, Class XA, IO, 0.916%, 12/15/46(WAC)	4,867,746	99,032
FRB Ser. 07-LDPX, Class X, IO, 0.41%, 1/15/49(WAC)	75,871	1
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	204,008	2
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 5.947%, 2/12/51(WAC)	350,000	52,500
FRB Ser. 11-C3, Class D, 5.789%, 2/15/46(WAC)	248,000	154,709
FRB Ser. 11-C3, Class F, 5.789%, 2/15/46(WAC)	635,000	147,159
FRB Ser. 10-C1, Class C, 5.615%, 6/15/43(WAC)	67,339	67,339
FRB Ser. 12-C6, Class E, 5.142%, 5/15/45(WAC)	588,000	288,120
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	491,000	498,164
FRB Ser. 12-C8, Class D, 4.671%, 10/15/45(WAC)	413,000	360,499
FRB Ser. 12-C8, Class C, 4.623%, 10/15/45(WAC)	601,000	551,947
FRB Ser. 12-LC9, Class D, 4.419%, 12/15/47(WAC)	127,000	123,636
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	323,569
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.382%, 7/12/50(WAC)	6,296,539	395,833
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.093%, 2/15/40(WAC)	59,721	6
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class XCL, IO, 0.093%, 2/15/40(WAC)	1,293,942	123
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 4.863%, 7/15/45(WAC)	21,835	—
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 4.624%, 12/12/49(WAC)	44,658	134
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.051%, 2/15/47(WAC)	266,000	285,776
FRB Ser. 13-C7, Class XA, IO, 1.326%, 2/15/46(WAC)	7,610,588	132,211
FRB Ser. 14-C17, Class XA, IO, 1.067%, 8/15/47(WAC)	3,195,812	84,424
FRB Ser. 15-C25, Class XA, IO, 1.053%, 10/15/48(WAC)	4,304,082	165,272
FRB Ser. 15-C26, Class XA, IO, 1.017%, 10/15/48(WAC)	4,615,884	161,630
FRB Ser. 13-C12, Class XA, IO, 0.587%, 10/15/46(WAC)	10,389,395	124,072
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46(WAC)	319,000	28,710
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	893,000	679,085
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	273,000	87,360
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	176,298
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	190,359
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.042%, 11/15/49(WAC)	3,878,502	156,633
FRB Ser. 16-UB12, Class XA, IO, 0.746%, 12/15/49(WAC)	10,093,071	297,092
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.261%, 7/15/49(WAC)	366,000	368,356
FRB Ser. 11-C3, Class E, 5.261%, 7/15/49(WAC)	252,000	201,970
FRB Ser. 12-C4, Class XA, IO, 2.057%, 3/15/45(WAC)	1,767,517	14,030
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, (1 Month US LIBOR + 3.75%), 3.859%, 3/25/50	403,000	415,760
FRB Ser. 19-01, Class M10, (1 Month US LIBOR + 3.25%), 3.359%, 10/15/49	799,000	793,801
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	9
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	246,000	249,908
Ser. 18-C8, Class B, 4.567%, 2/15/51(WAC)	471,000	526,581
Ser. 19-C17, Class C, 3.758%, 10/15/52(WAC)	526,000	517,326
FRB Ser. 19-C17, Class XA, IO, 1.485%, 10/15/52(WAC)	4,365,998	426,417
FRB Ser. 17-C7, Class XA, IO, 1.03%, 12/15/50(WAC)	5,190,894	261,809
FRB Ser. 18-C12, Class XA, IO, 0.817%, 8/15/51(WAC)	5,166,372	264,313
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.57%, 5/10/45(WAC)	484,000	491,453
FRB Ser. 12-C1, Class D, 5.57%, 5/10/45(WAC)	352,000	274,819
FRB Ser. 12-C1, Class XA, IO, 2.056%, 5/10/45(WAC)	3,415,621	36,818
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.032%, 8/10/49(WAC)	596,000	593,282
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	629,000	165,757
FRB Ser. 12-C2, Class E, 4.885%, 5/10/63(WAC)	816,000	247,134
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	234,000	238,729
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	327,000	329,784
Ser. 13-C6, Class E, 3.50%, 4/10/46	175,000	128,388
FRB Ser. 12-C2, Class XA, IO, 1.282%, 5/10/63(WAC)	9,759,008	119,657
FRB Ser. 13-C6, Class XA, IO, 1.103%, 4/10/46(WAC)	5,283,882	87,515
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.051%, 1/10/45(WAC)	336,000	300,770
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.001%, 11/15/48(WAC)	681,131	20
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.024%, 8/15/53(WAC)	516,000	549,253
FRB Ser. 19-C50, Class XA, IO, 1.417%, 5/15/52(WAC)	4,977,381	438,483
FRB Ser. 17-C41, Class XA, IO, 1.205%, 11/15/50(WAC)	3,353,869	198,458
FRB Ser. 14-LC16, Class XA, IO, 1.088%, 8/15/50(WAC)	7,643,378	213,173
FRB Ser. 18-C43, Class XA, IO, 0.671%, 3/15/51(WAC)	14,165,358	551,355
FRB Ser. 15-LC20, Class XB, IO, 0.483%, 4/15/50(WAC)	13,766,000	250,954
Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	56,996
WF-RBS Commercial Mortgage Trust
Ser. 14-C22, Class B, 4.371%, 9/15/57(WAC)	379,000	410,123
FRB Ser. 14-C24, Class XA, IO, 0.868%, 11/15/47(WAC)	6,155,781	161,771
FRB Ser. 14-C22, Class XA, IO, 0.805%, 9/15/57(WAC)	15,800,654	341,405
FRB Ser. 13-C14, Class XA, IO, 0.717%, 6/15/46(WAC)	17,425,187	197,926
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.673%, 11/15/44(WAC)	475,000	478,083
FRB Ser. 12-C6, Class C, 5.58%, 4/15/45(WAC)	339,000	347,600
Ser. 11-C4, Class E, 5.226%, 6/15/44(WAC)	55,000	38,200
FRB Ser. 11-C4, Class C, 5.226%, 6/15/44(WAC)	625,000	621,407
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	112,560
FRB Ser. 12-C7, Class D, 4.808%, 6/15/45(WAC)	231,000	75,686
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	645,000	308,985
FRB Ser. 13-C15, Class D, 4.465%, 8/15/46(WAC)	919,000	418,461
FRB Ser. 12-C10, Class D, 4.427%, 12/15/45(WAC)	1,274,000	667,648
FRB Ser. 12-C9, Class XA, IO, 1.874%, 11/15/45(WAC)	3,595,674	74,928
FRB Ser. 11-C5, Class XA, IO, 1.669%, 11/15/44(WAC)	3,490,190	5,326
FRB Ser. 12-C10, Class XA, IO, 1.52%, 12/15/45(WAC)	6,078,601	112,795
FRB Ser. 13-C11, Class XA, IO, 1.17%, 3/15/45(WAC)	5,689,630	97,748
FRB Ser. 12-C9, Class XB, IO, 0.716%, 11/15/45(WAC)	8,807,000	85,428

		42,644,606
Residential mortgage-backed securities (non-agency) (11.1%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	339,632
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 1.449%, 1/26/46(WAC)	228,643	247,460
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.459%, 10/25/27 (Bermuda)	1,258,444	1,264,232
BRAVO Residential Funding Trust 144A Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	353,000	367,826
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.395%, 2/25/55(WAC)	332,000	332,295
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.349%, 6/25/36	210,000	203,042
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 0.409%, 8/25/35	95,749	92,446
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	224,000	231,011
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 0.249%, 6/25/37	173,290	161,593
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	244,097	246,975
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A2, 2.594%, 5/25/65	250,000	256,691
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.30%), 3.409%, 4/25/29 (Bermuda)	191,000	191,850
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.809%, 11/25/28 (Bermuda)	216,801	216,802
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.353%, 5/25/65(WAC)	179,000	183,510
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.459%, 9/25/28	932,573	993,643
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.259%, 11/25/28	498,982	520,144
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.109%, 12/25/28	561,291	589,737
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	370,000	388,536
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.259%, 1/25/25	103,782	104,035
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.859%, 9/25/24	210,432	216,266
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 3.709%, 4/25/24	224,596	223,530
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2B, (1 Month US LIBOR + 3.55%), 3.659%, 8/25/29	301,000	306,759
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.759%, 12/25/29	551,798	555,261
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.409%, 9/25/30	156,607	156,606
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 1.909%, 7/25/30	164,781	163,751
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.759%, 1/25/49	400,000	409,970
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	245,963
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 4.468%, 3/25/49	90,000	91,835
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.009%, 9/25/48	70,000	70,745
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.809%, 12/25/30	310,000	310,788
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.218%, 3/25/50	411,000	414,982
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.759%, 1/25/49	399,012	401,266
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.568%, 3/25/49	755,775	756,720
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.459%, 2/25/49	150,575	150,756
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.409%, 10/25/48	122,800	122,683
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.259%, 12/25/30	254,000	253,592
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.009%, 1/25/50	1,189,798	1,187,538
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.109%, 9/25/28	441,482	464,570
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.009%, 10/25/28	574,564	607,623
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.809%, 4/25/28	64,078	67,970
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.659%, 4/25/28	82,037	86,433
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.409%, 10/25/28	926,849	974,342
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.109%, 7/25/25	106,156	107,427
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.359%, 1/25/29	32,495	33,799
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.109%, 5/25/30	250,000	256,258
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.659%, 7/25/29	302,642	311,460
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.109%, 10/25/29	316,995	323,573
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.909%, 2/25/30	67,714	68,503
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 2.659%, 12/25/30	414,668	415,296
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.459%, 1/25/31	73,424	73,424
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.359%, 7/25/30	216,797	216,797
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.359%, 7/25/29	210,000	210,033
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.109%, 5/25/30	532,000	530,424
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.859%, 7/25/29	208,000	225,152
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 4.259%, 8/25/31	59,000	59,499
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.559%, 7/25/31	99,879	100,066
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.259%, 11/25/39	226,452	222,890
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.159%, 1/25/40	517,000	515,890
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.109%, 1/25/40	465,000	463,692
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.109%, 7/25/39	48,811	48,857
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	153,709	156,610
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.709%, 10/25/28 (Bermuda)	73,096	73,063
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	250,000	249,750
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.943%, 8/26/47(WAC)	180,000	173,067
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 3.20%, 5/24/60(WAC)	212,000	218,967
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 1.909%, 9/25/34	141,337	137,465
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.959%, 7/25/28 (Bermuda)	380,000	379,746
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.309%, 2/25/29 (Bermuda)	150,000	150,188
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.809%, 3/25/28 (Bermuda)	200,000	200,321
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	464,000	478,802
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class A2, 3.97%, 4/25/60(WAC)	889,000	927,712
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.009%, 11/25/34	21,143	21,149
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	153,000	157,762
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	100,000	102,462
Visio Trust 144A Ser. 19-1, Class A3, 3.825%, 6/25/54(WAC)	598,696	612,442
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	219,000	225,023
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.86%), 0.978%, 10/25/45	1,252,975	1,239,971
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.82%), 0.938%, 12/25/45	804,798	706,210
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 0.918%, 1/25/45	88,925	88,590

		25,653,757

Total mortgage-backed securities (cost $110,365,264)		$103,070,209

CORPORATE BONDS AND NOTES (25.5%)(a)
	Principal amount	Value
Basic materials (1.0%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$13,000	$13,938
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	235,000	264,446
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	230,000	233,720
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	142,000	136,451
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	395,000	437,079
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	85,000	96,293
LyondellBasell Industries NV sr. unsec. unsub. bonds 4.625%, 2/26/55	225,000	249,400
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	46,000	56,739
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	110,000	113,753
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	113,000	127,088
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	35,000	34,197
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	60,000	58,239
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	140,000	152,732
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	49,182
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	3,000	3,067
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	144,371
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	54,180
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	111,000	155,776

		2,380,651
Capital goods (1.1%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	224,000	237,027
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	246,000	242,197
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	246,000	273,811
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	135,000	157,224
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	321,000	300,635
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	132,000	146,078
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	79,000	89,597
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	58,149
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	248,000	265,895
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	130,000	146,384
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	25,000	25,722
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	416,431
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	129,000	138,994

		2,498,144
Communication services (3.5%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31	881,000	880,469
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	137,000	139,072
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	235,000	245,179
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	43,000	48,396
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	9,000	10,166
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	382,878
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	820,000	748,804
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	429,000	406,698
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	36,000	38,329
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	83,000	89,832
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	385,000	500,088
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	35,000	37,441
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	94,000	87,650
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	35,000	40,565
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	184,000	205,794
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.40%, 7/15/46	360,000	369,348
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	1,000	1,412
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	380,000	412,292
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	267,000	274,601
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	129,000	113,790
Cox Communications, Inc. 144A sr. unsec. bonds 4.50%, 6/30/43	90,000	100,679
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	98,000	105,706
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	12,000	13,061
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	130,000	141,590
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	25,000	28,480
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	195,000	203,589
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	218,000	226,494
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	105,390
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	42,500	42,819
T-Mobile USA, Inc. 144A company guaranty sr. bonds 4.50%, 4/15/50	261,000	292,487
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	153,000	166,729
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	107,000	116,955
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	237,375
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	251,000	246,691
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	126,000	125,664
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	125,000	157,365
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55	406,000	482,516
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	96,758
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	133,901
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	82,000	86,664

		8,143,717
Consumer cyclicals (2.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	278,000	301,630
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	170,000	173,450
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	235,000	272,323
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	125,000	110,427
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	215,000	204,836
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	33,273
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	174,000	193,541
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	40,000	40,449
D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	132,596
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	327,000	349,695
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	142,047
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	31,000	33,697
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	262,000	331,587
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	144,000	164,929
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	97,000	105,777
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	40,659
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	286,000	290,609
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	70,000	80,587
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	138,000	154,560
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	44,000	48,511
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	237,000	272,566
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	236,000	270,956
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	133,000	107,026
Omnicom Group, Inc. sr. unsec. notes 4.20%, 6/1/30	130,000	146,198
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	50,000	49,425
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	85,000	91,208
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	71,654
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	72,000	65,869
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	148,000	154,660
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	115,000	119,888
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	50,000	55,666
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	58,000	60,892
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	55,000	89,238

		4,760,429
Consumer staples (1.3%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	100,000	109,904
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	301,000	386,923
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	1,000	1,192
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	105,000	113,457
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	162,000	189,196
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	349,238
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	20,128	22,822
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	135,730	169,775
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	45,845
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	119,443
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	91,000	117,592
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	38,000	40,181
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	407,000	399,505
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	101,000	116,604
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	255,000	265,863
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	40,000	43,754
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	133,515
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	380,000	424,555

		3,049,364
Energy (1.1%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	398,111
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	257,000	293,767
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	76,000	83,988
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	94,353
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	85,000	94,801
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	71,000	73,857
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	145,000	128,325
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	175,000	199,818
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	29,000	34,491
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	1,000	1,257
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	2,000	2,193
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	103,000	117,185
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	245,233
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	155,828
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.829%, 1/10/30 (France)	335,000	348,182
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	217,000	226,644

		2,498,033
Financials (8.9%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	50,000	54,817
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	263,000	263,664
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	41,000	56,773
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	171,000	184,048
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	291,000	306,555
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	229,638
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	233,310
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	222,197
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	226,794
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	234,000	247,923
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	271,950
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	44,800
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	408,000	403,959
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 0.944%, 9/15/26	100,000	99,007
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	392,290
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	97,000	106,490
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	243,192
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	45,000	45,115
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, 2/25/31 (France)	200,000	199,000
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	348,028
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	74,000	78,936
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	248,937
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	385,000	404,731
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	108,500
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	151,000	170,064
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, 2/18/51	363,000	361,185
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	18,000	19,677
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	22,440
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	70,312
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	2,000	2,376
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,007,000	1,134,037
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	79,237
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	200,000	193,744
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	430,000
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	240,197
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	620,000	630,595
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	505,000	491,466
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	281,000	317,677
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	262,000	291,157
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	27,541
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	63,000	63,805
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	257,586
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	205,000	229,154
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	405,000	444,580
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	91,000	92,029
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	314,000	441,087
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	309,000	284,452
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	154,000	140,806
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	93,656
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	503,000	508,834
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.194%, 5/15/47	100,000	85,500
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	746,000	820,274
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	92,000	93,569
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	139,000	153,532
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	222,295
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	44,000	42,780
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	340,000	472,515
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	106,579
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	220,672
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	760,000	898,935
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	200,000	227,213
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	77,031
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	79,000	78,057
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	66,000	70,208
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	199,000	211,935
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	2,000	2,862
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	159,683
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)	463,000	476,971
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	205,000	223,949
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	175,000	252,028
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	197,181
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	211,000	221,248
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	455,000	477,115
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, 2/10/31 (Switzerland)	780,000	771,062
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	279,425
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	125,638
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, 1/26/51	126,000	127,247
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	610,000	864,275
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	206,000	230,959
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	166,000	154,036

		20,403,122
Health care (2.4%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	761,000	808,999
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25 (acquired 5/12/20, cost $138,785)(RES)	130,000	142,170
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	200,000	241,814
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	105,046
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	225,000	230,500
Bristol-Myers Squibb Co. sr. unsec. sub. bonds 2.55%, 11/13/50	215,000	191,366
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	556,000	607,077
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	96,000	102,608
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	372,000	439,125
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	12,000	12,735
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	105,152	115,040
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	189,000	190,341
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	60,000	61,288
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	40,211
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	51,000	56,483
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	45,000	55,658
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	95,000	105,694
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	175,369
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	304,237
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	136,060
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	28,000	29,505
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	43,000	41,970
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	62,389
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	152,704
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	231,000	259,177
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	165,000	161,784
Viatris, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 6/22/50	250,000	254,023
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	155,000	155,858
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	298,000	331,184
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	73,000	70,278

		5,640,693
Technology (2.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	115,000	93,447
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	131,000	136,207
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	904,000	809,307
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	560,541
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	570,000	615,887
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	205,000	196,880
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26	120,000	128,282
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	43,000	65,272
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	255,000	249,763
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	116,000	125,039
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	295,000	332,228
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	306,000	298,379
Microsoft Corp. sr. unsec. unsub. bonds 2.675%, 6/1/60	500,000	457,108
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	535,000	540,025
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	85,000	87,710
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	190,000	212,099
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	258,000	233,020

		5,141,194
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	137,000	148,026

		148,026
Utilities and power (1.8%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	306,000	292,337
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	92,164
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	222,000	249,496
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	5,000	6,255
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	5,000	6,613
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	114,211
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	4,000	5,111
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	86,000	95,057
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	68,703
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	191,643
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	207,000	224,964
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	76,905
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	214,000	301,663
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	97,134
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	105,753
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	142,000	146,558
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	319,000	337,293
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	43,000	46,443
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	105,000	114,307
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	100,103
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	81,000	87,951
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	127,000	135,807
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	199,101
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	119,000	116,478
Pacific Gas and Electric Co. sr. bonds 4.50%, 7/1/40	108,000	109,275
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	213,000	221,994
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	136,179
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	2,000	2,707
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,523
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	96,000	101,395
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	108,000	113,005
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.306%, 5/15/67	314,000	282,600

		4,189,728

Total corporate bonds and notes (cost $56,115,003)		$58,853,101

ASSET-BACKED SECURITIES (3.9%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.088%, 7/25/24	$455,000	$455,000
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	660,000	663,762
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.009%, 10/25/53	203,000	203,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 11/25/53	122,000	122,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 6/25/52	125,000	124,922
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.456%, 4/23/23	246,000	245,981
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.106%, 8/10/23	289,000	289,000
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	783,000	783,122
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	460,000	460,072
FRB Ser. 21-5, Class A1X, (1 Month US LIBOR + 1.75%), 1.856%, 7/26/21	460,000	460,072
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.459%, 10/8/21	404,000	404,000
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.456%, 7/15/21	769,000	769,120
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.254%, 10/15/21	777,000	777,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.857%, 9/7/21	528,000	528,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.607%, 10/10/21	497,000	497,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.477%, 12/10/21	493,000	493,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.259%, 6/25/51	509,000	509,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.91%, 4/25/22	531,000	531,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 3.25%, 3/25/23(WAC)	580,000	586,305

Total asset-backed securities (cost $8,890,998)		$8,901,356

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185	$24,072,200	$357,231
(0.95)/3 month USD-LIBOR-BBA/Apr-26	Apr-21/0.95	14,774,500	109,627
0.95/3 month USD-LIBOR-BBA/Apr-26	Apr-21/0.95	14,774,500	22,457
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	24,072,200	18,776
Citibank, N.A.
(2.023)/3 month USD-LIBOR-BBA/Jun-51	Jun-21/2.023	824,900	49,288
(1.736)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.736	3,420,700	33,454
1.736/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.736	3,420,700	17,240
(0.271)/3 month USD-LIBOR-BBA/Jun-23	Jun-21/0.271	9,898,600	16,036
0.915/3 month USD-LIBOR-BBA/Jul-31	Jul-21/0.915	1,930,300	405
Goldman Sachs International
(1.62)/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.62	5,820,300	187,472
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	2,721,900	65,598
1.065/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.065	3,860,600	4
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	531,986
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	525,361
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	510,836
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	3,110,300	438,677
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	101,299
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	1,166,500	1,073
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	357,000	115,986

Total purchased swap options outstanding (cost $2,245,120)			$3,102,806

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	May-21/$99.97	$42,000,000	$42,000,000	$213,822

Total purchased options outstanding (cost $262,500)				$213,822

SHORT-TERM INVESTMENTS (24.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	35,097,437	$35,097,437
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(P)	Shares	140,000	140,000
U.S. Treasury Bills 0.056%, 5/25/21(SEG)(SEGSF)(SEGCCS)		$4,000,000	3,999,895
U.S. Treasury Bills 0.083%, 5/13/21(SEGSF)		700,000	699,982
U.S. Treasury Bills 0.090%, 5/6/21(SEGSF)		4,554,000	4,553,923
U.S. Treasury Bills 0.077%, 4/15/21(SEGSF)		4,000,000	3,999,977
U.S. Treasury Bills 0.038%, 6/10/21(SEGSF)(SEGCCS)		800,000	799,974
U.S. Treasury Cash Management Bills 0.040%, 6/1/21(SEGSF)		2,200,000	2,199,944
U.S. Treasury Cash Management Bills 0.015%, 6/29/21(SEG)(SEGSF)(SEGCCS)		2,500,000	2,499,938
U.S. Treasury Cash Management Bills 0.023%, 7/20/21(SEGSF)(SEGCCS)		3,000,000	2,999,835
U.S. Treasury Cash Management Bills 0.005%, 7/6/21(SEGSF)		400,000	399,986

Total short-term investments (cost $57,390,019)			$57,390,891
TOTAL INVESTMENTS

Total investments (cost $375,298,493)			$372,009,327

FUTURES CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	28	$4,328,625	$4,328,625	Jun-21	$(168,516)
U.S. Treasury Bond Ultra 30 yr (Long)	53	9,604,594	9,604,594	Jun-21	(466,902)
U.S. Treasury Note 2 yr (Long)	48	10,594,875	10,594,875	Jun-21	(9,561)
U.S. Treasury Note 2 yr (Short)	515	113,674,179	113,674,179	Jun-21	107,670
U.S. Treasury Note 5 yr (Long)	22	2,714,766	2,714,766	Jun-21	(6,299)
U.S. Treasury Note 5 yr (Short)	14	1,727,578	1,727,578	Jun-21	2,251
U.S. Treasury Note 10 yr (Long)	105	13,748,438	13,748,438	Jun-21	(364,455)
U.S. Treasury Note 10 yr (Short)	52	6,808,750	6,808,750	Jun-21	170,446
U.S. Treasury Note Ultra 10 yr (Long)	26	3,735,875	3,735,875	Jun-21	(136,574)

Unrealized appreciation					280,367

Unrealized (depreciation)					(1,152,307)

Total					$(871,940)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/21 (premiums $14,573,360) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$24,072,200	$179,819
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074	1,925,800	274,658
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	868,866
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	3,101,141
Citibank, N.A.
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242	1,687,300	2
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	66,395
1.722/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.722	4,124,400	75,477
1.415/3 month USD-LIBOR-BBA/Jul-31	Jul-21/1.415	1,930,300	84,200
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	181,498
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242	1,687,300	375,121
Goldman Sachs International
(1.165)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.165	1,930,300	2
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	10,887,400	34,949
1.465/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.465	1,930,300	58,025
1.564/3 month USD-LIBOR-BBA/May-31	May-21/1.564	9,312,500	236,165
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	434,505
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	1,109,006
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,110,300	3,419
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	10,159
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,110,300	13,907
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	16,683
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	154,050
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	159,168
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	298,437
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	1,394,184
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	4,666,000	47
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	67,722
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	97,202
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	99,800
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	167,788
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	172,568
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	363,252
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	386,548
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	481,319
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	484,958
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	890,648
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	1,580,741
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	161,600	4,858
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	323,100	97,441
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	4,709,000	121,351
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	72,945
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	193,698

Total			$14,412,722

WRITTEN OPTIONS OUTSTANDING at 3/31/21 (premiums $262,500) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	May-21/$99.97	$42,000,000	$42,000,000	$394,254

Total				$394,254

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	$30,423,400	$(554,649)	$647,714
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	262,826
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	3,129,400	(74,167)	258,582
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	225,076
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	132,279
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(38,344)	89,909
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	2,961,600	(145,668)	(24,877)
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	(45,949)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	3,129,400	(74,167)	(72,633)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(111,889)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(166,796)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(796,854)	(666,700)
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(4,300,165)	(1,501,704)
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	49,895
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	4,230,800	66,000	12,735
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	(152,701)
Barclays Bank PLC
0.968/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/0.968	11,447,500	(145,036)	(145,040)
0.968/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.968	11,447,500	143,892	(731,495)
Citibank, N.A.
(1.46)/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46	2,300,000	(83,490)	310,431
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007	2,407,200	(38,936)	146,671
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	5,438,800	(52,688)	129,607
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	86,455
(1.541)/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.541	1,930,300	(17,566)	26,908
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	25,132
(1.665)/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.665	3,314,500	(29,333)	22,240
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(5,906)
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	(9,085)
1.541/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.541	1,930,300	(17,180)	(16,601)
1.665/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.665	3,314,500	(29,333)	(17,136)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	(28,911)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(38,176)
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007	2,407,200	(38,936)	(38,611)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	5,438,800	(52,688)	(52,049)
1.46/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46	2,300,000	(83,490)	(83,490)
(0.991)/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991	5,750,000	68,971	68,943
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	52,916
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(7,797)
0.991/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991	5,750,000	68,971	(358,225)
Goldman Sachs International
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	68,385
(0.955)/3 month USD-LIBOR-BBA/Apr-26 (Purchased)	Apr-21/0.955	3,860,600	(18,434)	656
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(338)
0.955/3 month USD-LIBOR-BBA/Apr-26 (Purchased)	Apr-21/0.955	3,860,600	(18,434)	(17,025)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(30,320)
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	(38,321)
JPMorgan Chase Bank N.A.
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	74,174
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	56,688
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	42,524
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	39,945
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	6,459
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	(8,059)
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(29,217)
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	(33,868)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(33,994)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(35,928)
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	(43,634)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(454,060)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	93,612
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	(173,083)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	14,242
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	(4,734)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(9,908)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(45,929)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	3,496,900	(120,206)	163,585
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	54,595
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	4,508
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	(2,408)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	(27,500)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	3,496,900	(120,206)	(71,442)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	22,319
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	1,072,400	29,223	9,073
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	1,072,400	29,223	(14,327)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	(22,506)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	147,306
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(377,742)	133,378
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	132,367
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	117,621
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	96,906
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	62,764
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	(36,816)
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(141,695)	(40,447)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	(46,415)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	(58,693)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(64,538)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	(66,985)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	326,087	242,925
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	60,058
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	87,753	(39,847)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	(145,105)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	131,107
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	95,535
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	46,176
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(9,976)
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	(26,398)
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(38,230)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	(39,690)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	(54,146)

Unrealized appreciation				4,465,227

Unrealized (depreciation)				(6,039,658)

Total				$(1,574,431)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/21 (proceeds receivable $37,182,480) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 4/1/51	$5,000,000	4/14/21	$5,365,625
Uniform Mortgage-Backed Securities, 3.50%, 4/1/51	7,000,000	4/14/21	7,393,203
Uniform Mortgage-Backed Securities, 3.00%, 4/1/51	2,000,000	4/14/21	2,082,656
Uniform Mortgage-Backed Securities, 2.50%, 4/1/51	12,000,000	4/14/21	12,304,687
Uniform Mortgage-Backed Securities, 2.00%, 5/1/51	4,000,000	5/13/21	3,980,938
Uniform Mortgage-Backed Securities, 2.00%, 4/1/51	6,000,000	4/14/21	5,981,719

Total			$37,108,828

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$499,700	$19,981	(E)	$(3)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$19,978
		1,293,200	50,563	(E)	(7)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(50,570)
		8,508,000	796,094		(256,513)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	557,247
		2,707,100	153,179		(548)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	174,899
		935,900	37,376	(E)	(160)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	37,216
		1,686,100	58,514	(E)	(9)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	58,505
		2,475,100	86,069	(E)	(14)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	86,055
		845,700	7,418	(E)	(19)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	(7,436)
		4,004,800	157,929		(57)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(185,215)
		4,070,000	163,651		—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(189,832)
		1,715,500	37,372	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(37,372)
		2,216,500	8,653	(E)	(25)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	(8,678)
		185,400	339	(E)	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	333
		5,041,700	125,841		(71)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(143,428)
		2,745,300	251,640	(E)	(94)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	251,546
		1,942,200	308,414	(E)	(66)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	308,347
		18,776,700	113,824		(52,620)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	165,582
		19,527,800	142,338		(52,096)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	212,153
		3,638,400	13,218		79,997	1/19/31	1.805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	55,269
		3,638,400	107,551		(40,961)	1/19/26	3 month USD-LIBOR-BBA — Quarterly	1.629% — Semiannually	76,818
		3,638,400	93,223	(E)	(40,973)	1/20/31	3 month USD-LIBOR-BBA — Quarterly	1.996% — Semiannually	(134,196)
		86,100	7,774	(E)	(3)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,771
		66,300	6,765	(E)	(2)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	(6,767)
		14,553,500	54,983		7,969	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(92,169)
		14,553,500	97,829		(27,032)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	145,867
		760,300	176,510	(E)	(26)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	176,485
		1,282,400	81,093		(18)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	(80,235)
		17,631,900	38,279		(66)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,728)
		38,133,100	78,097		(144)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(159,221)
		3,934,700	766,531	(E)	(134)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(766,663)
		332,300	58,386	(E)	(11)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	58,375
		323,200	103,846	(E)	(11)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	103,835
		226,500	80,754	(E)	(8)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	80,746
		2,515,900	233,010	(E)	(36)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(233,046)
		8,508,000	787,960		(1,134,562)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	(320,323)
		371,700	25,804	(E)	(5)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(25,809)
		167,400	23,490	(E)	(3)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(23,492)
		1,995,900	233,538	(E)	(28)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	233,510
		206,700	25,551	(E)	(4)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(25,555)
		4,005,400	97,027		(32)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(96,492)
		1,848,600	174,976		(25)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(173,424)
		4,507,900	117,097		(43)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	116,549
		11,391,000	125,540	(E)	(63)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	125,477
		2,850,000	75,784		(23)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(75,496)
		1,288,500	330,650	(E)	99,385	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(231,265)
		3,643,300	97,116		(34)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	93,005
		9,309,600	2,048		(35)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	(2,037)
		3,851,300	91,245		(31)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	85,718
		9,250,000	236,652		4,749	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(220,349)
		5,027,000	451,078		3,497	10/16/30	3 month USD-LIBOR-BBA — Quarterly	0.75% — Semiannually	(432,547)
		1,122,000	268,956		(3,023)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	260,468
		2,410,500	541,543		(100,660)	1/29/51	1.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	436,646
		1,141,000	86,152		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(82,918)
		935,600	75,883		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	73,412
		3,851,300	86,535		(31)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	80,613
		691,700	143,479		(24)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	140,900
		13,239,700	101,946	(E)	(74)	7/5/24	3 month USD-LIBOR-BBA — Quarterly	0.41% — Semiannually	(102,019)
		1,186,000	257,973		(825)	12/1/50	3 month USD-LIBOR-BBA — Quarterly	1.26% — Semiannually	(254,011)
		15,621,600	48,427		(98)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,290
		16,960,600	1,853,115		(324)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(1,798,916)
		3,937,800	101,493		(32)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(96,941)
		2,242,500	176,689	(E)	(32)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(176,721)
		276,000	44,419		(9)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(43,617)
		276,000	42,075		(9)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(41,250)
		3,706,200	77,115		(30)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	74,379
		718,100	42,497	(E)	(10)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	42,487
		694,900	45,106	(E)	(10)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	45,096
		1,205,000	170,109		(41)	1/19/51	3 month USD-LIBOR-BBA — Quarterly	1.5955% — Semiannually	(166,843)
		16,850,600	137,181	(E)	(94)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	137,087
		3,860,600	82,350		(8,814)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	72,579
		779,800	16,352		(6)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,912
		637,800	33,429		(8)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	32,605
		372,500	17,786	(E)	(5)	8/16/31	1.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,780
		814,000	26,566		(11)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	25,505
		27,079,000	16,627	(E)	(1,085)	6/16/23	0.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,542
		8,753,000	81,858	(E)	(45,672)	6/16/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	36,186
		17,495,000	304,815	(E)	(217,934)	6/16/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	86,882
		2,236,000	117,059	(E)	98,284	6/16/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	(18,775)
		5,937,000	142,625		(79)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	136,214
		2,000,000	45,612		(27)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	(43,716)
		19,170,000	368,352		(254)	3/11/31	1.572% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	353,338
		1,930,300	45,966		(26)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	44,800
		710,800	11,034	(E)	(11)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,023
		2,410,000	13,624		(32)	3/23/31	3 month USD-LIBOR-BBA — Quarterly	1.7200% — Semiannually	(12,853)
		2,382,500	14,481		(32)	3/23/31	3 month USD-LIBOR-BBA — Quarterly	1.7155% — Semiannually	(13,721)
		6,531,000	35,294		(62)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,232
		1,207,200	2,720	(E)	(7)	7/5/24	0.6840% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,713
		2,059,000	3,185		(27)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.766% — Semiannually	(3,213)
		2,059,000	6,784		(27)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.7475% — Semiannually	(6,812)
		675,000	2,887		(9)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.7371% — Semiannually	(2,896)

	Total				$(1,692,194)				$(1,186,592)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$14,453	$14,775	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$510
23,391	23,844	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	779
Barclays Bank PLC
300,213	299,314	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(338)
45,453	45,317	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(51)
5,004,924	5,004,924	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	11,197
535,764	535,691	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,138
381,510	380,557	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(41)
6,311,729	6,294,951	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(392)
23,701	24,397	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	979
11,528	11,867	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	476
9,536	9,661	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(266)
25,318	25,334	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	333
51,134	51,392	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	885
5,025	5,051	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	87
Citibank, N.A.
693,888	693,888	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,553
396,419	396,419	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	887
Credit Suisse International
273,298	275,998	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	6,191
2,148	2,211	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(89)
80,476	82,555	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,197
26,999	27,601	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	954
17,674	18,130	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	702
42,615	43,565	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,505)
48,861	49,503	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,362)
Goldman Sachs International
20,567	20,512	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1)
54,860	54,714	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3)
152,133	151,729	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9)
218,347	217,767	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(14)
262,016	261,320	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(16)
404,960	403,883	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(25)
554,767	553,292	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(34)
56,967	59,664	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(3,360)
24,811	25,540	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,025)
17,550	18,003	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	697
1,164	1,190	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	41
11,429	11,650	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	381
68,955	69,861	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,921)
147,413	147,505	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,939
102,686	102,750	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,350
62,142	62,181	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	817
6,836	6,840	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	90
69,979	70,333	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,211
63,851	64,174	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,105
61,872	62,184	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,071
49,259	49,508	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	852
32,960	33,127	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	570
JPMorgan Chase Bank N.A.
68,955	69,861	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,921)
JPMorgan Securities LLC
178,045	179,804	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(4,033)
8,270	8,513	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(342)
41,298	42,356	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,585

Upfront premium received		—	Unrealized appreciation			41,577

Upfront premium (paid)		—	Unrealized (depreciation)			(16,748)

	Total	$—			Total	$24,829

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$2,083,500	$15,368	$(35)	3/23/31	(2.4275%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$15,333
	2,109,000	10,515	(35)	3/23/31	(2.45%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	10,480
	593,000	1,833	(10)	4/1/31	(2.466%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,823
	7,180,000	768	(73)	4/1/26	2.53% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	696
	1,205,000	2,040	(12)	4/1/26	2.496% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(2,052)
	1,800,000	2,882	(30)	4/1/31	(2.51%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(2,912)
	1,800,000	3,843	(30)	4/1/31	(2.515%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(3,873)
	16,770,000	303,688	—	3/11/31	2.3285% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(303,689)
	4,216,000	4,798	(43)	3/23/26	2.51% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(4,840)
	4,169,000	19,086	—	3/23/26	2.445% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(19,086)

Total			$(268)				$(308,120)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$3,281	$48,000	$12,955	5/11/63	300 bp — Monthly	$(9,646)
	CMBX NA BBB-.6 Index	BB-/P	6,388	106,000	28,609	5/11/63	300 bp — Monthly	(22,160)
	CMBX NA BBB-.6 Index	BB-/P	13,088	212,000	57,219	5/11/63	300 bp — Monthly	(44,007)
	CMBX NA BBB-.6 Index	BB-/P	12,483	219,000	59,108	5/11/63	300 bp — Monthly	(46,497)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	1,310	11,000	870	5/11/63	200 bp — Monthly	444
	CMBX NA A.6 Index	A-/P	3,015	18,000	1,424	5/11/63	200 bp — Monthly	1,598
	CMBX NA A.6 Index	A-/P	2,425	20,000	1,582	5/11/63	200 bp — Monthly	851
	CMBX NA A.6 Index	A-/P	3,462	29,000	2,294	5/11/63	200 bp — Monthly	1,179
	CMBX NA A.6 Index	A-/P	3,435	29,000	2,294	5/11/63	200 bp — Monthly	1,152
	CMBX NA A.6 Index	A-/P	4,568	36,000	2,848	5/11/63	200 bp — Monthly	1,734
	CMBX NA A.6 Index	A-/P	5,386	45,000	3,560	5/11/63	200 bp — Monthly	1,844
	CMBX NA A.6 Index	A-/P	7,403	63,000	4,983	5/11/63	200 bp — Monthly	2,444
	CMBX NA A.6 Index	A-/P	12,381	70,000	5,537	5/11/63	200 bp — Monthly	6,871
	CMBX NA A.6 Index	A-/P	10,744	90,000	7,119	5/11/63	200 bp — Monthly	3,660
	CMBX NA A.6 Index	A-/P	11,822	97,000	7,673	5/11/63	200 bp — Monthly	4,187
	CMBX NA A.6 Index	A-/P	25,935	168,000	13,289	5/11/63	200 bp — Monthly	12,712
	CMBX NA A.6 Index	A-/P	23,095	195,000	15,425	5/11/63	200 bp — Monthly	7,747
	CMBX NA A.6 Index	A-/P	41,895	252,000	19,933	5/11/63	200 bp — Monthly	22,060
	CMBX NA A.6 Index	A-/P	82,488	691,000	54,658	5/11/63	200 bp — Monthly	28,099
	CMBX NA BB.11 Index	BB-/P	87,010	154,000	23,670	11/18/54	500 bp — Monthly	63,490
	CMBX NA BB.13 Index	BB-/P	12,097	121,000	11,398	12/16/72	500 bp — Monthly	749
	CMBX NA BB.6 Index	B/P	20,083	140,000	64,134	5/11/63	500 bp — Monthly	(43,915)
	CMBX NA BB.7 Index	B+/P	35,060	687,000	250,686	1/17/47	500 bp — Monthly	(214,958)
	CMBX NA BBB-.13 Index	BBB-/P	1,666	19,000	1,393	12/16/72	300 bp — Monthly	285
	CMBX NA BBB-.14 Index	BBB-/P	499	16,000	770	12/16/72	300 bp — Monthly	(262)
	CMBX NA BBB-.14 Index	BBB-/P	4,082	133,000	6,397	12/16/72	300 bp — Monthly	(2,238)
	CMBX NA BBB-.14 Index	BBB-/P	6,502	199,000	9,572	12/16/72	300 bp — Monthly	(2,954)
	CMBX NA BBB-.11 Index	BBB-/P	8,331	133,000	7,860	11/18/54	300 bp — Monthly	548
	CMBX NA BBB-.14 Index	BBB-/P	5,450	109,000	5,243	12/16/72	300 bp — Monthly	235
	CMBX NA BBB-.14 Index	BBB-/P	5,380	118,000	5,676	12/16/72	300 bp — Monthly	(227)
	CMBX NA BBB-.6 Index	BB-/P	311,899	4,898,000	1,321,970	5/11/63	300 bp — Monthly	(1,007,214)
	Credit Suisse International
	CMBX NA A.6 Index	A-/P	(4,201)	3,804,000	300,896	5/11/63	200 bp — Monthly	(303,618)
	CMBX NA A.7 Index	A-/P	275	7,000	445	1/17/47	200 bp — Monthly	(167)
	CMBX NA BB.7 Index	B+/P	16,586	124,000	45,248	1/17/47	500 bp — Monthly	(28,541)
	CMBX NA BBB-.6 Index	BB-/P	221	2,000	540	5/11/63	300 bp — Monthly	(318)
	CMBX NA BBB-.6 Index	BB-/P	3,315	30,000	8,097	5/11/63	300 bp — Monthly	(4,765)
	CMBX NA BBB-.6 Index	BB-/P	568,849	6,054,000	1,633,975	5/11/63	300 bp — Monthly	(1,061,591)
	CMBX NA BBB-.7 Index	BB+/P	4,347	55,000	10,852	1/17/47	300 bp — Monthly	(6,472)
	CMBX NA BBB-.7 Index	BB+/P	18,774	254,000	50,114	1/17/47	300 bp — Monthly	(31,192)
	Goldman Sachs International
	CMBX NA A .6 Index	A-/P	3,780	56,000	4,430	5/11/63	200 bp — Monthly	(628)
	CMBX NA A.6 Index	A-/P	1,175	8,000	633	5/11/63	200 bp — Monthly	545
	CMBX NA A.6 Index	A-/P	4,038	34,000	2,689	5/11/63	200 bp — Monthly	1,361
	CMBX NA A.6 Index	A-/P	3,294	59,000	4,667	5/11/63	200 bp — Monthly	(1,349)
	CMBX NA A.6 Index	A-/P	2,956	60,000	4,746	5/11/63	200 bp — Monthly	(1,767)
	CMBX NA A.6 Index	A-/P	3,755	76,000	6,012	5/11/63	200 bp — Monthly	(2,227)
	CMBX NA A.6 Index	A-/P	5,821	115,000	9,097	5/11/63	200 bp — Monthly	(3,230)
	CMBX NA A.6 Index	A-/P	14,790	136,000	10,758	5/11/63	200 bp — Monthly	4,085
	CMBX NA A.6 Index	A-/P	9,260	141,000	11,153	5/11/63	200 bp — Monthly	(1,838)
	CMBX NA A.6 Index	A-/P	4,580	146,000	11,549	5/11/63	200 bp — Monthly	(6,911)
	CMBX NA A.6 Index	A-/P	17,438	150,000	11,865	5/11/63	200 bp — Monthly	5,631
	CMBX NA A.6 Index	A-/P	28,855	199,000	15,741	5/11/63	200 bp — Monthly	13,191
	CMBX NA A.6 Index	A-/P	(1,956)	206,000	16,295	5/11/63	200 bp — Monthly	(18,171)
	CMBX NA A.6 Index	A-/P	6,398	210,000	16,611	5/11/63	200 bp — Monthly	(10,131)
	CMBX NA A.6 Index	A-/P	15,762	306,000	24,205	5/11/63	200 bp — Monthly	(8,323)
	CMBX NA A.6 Index	A-/P	12,866	416,000	32,906	5/11/63	200 bp — Monthly	(19,877)
	CMBX NA A.6 Index	A-/P	31,436	621,000	49,121	5/11/63	200 bp — Monthly	(17,444)
	CMBX NA A.6 Index	A-/P	37,833	727,000	57,506	5/11/63	200 bp — Monthly	(19,390)
	CMBX NA BBB-.13 Index	BBB-/P	1,952	33,000	2,419	12/16/72	300 bp — Monthly	(448)
	CMBX NA BBB-.13 Index	BBB-/P	15,984	102,000	7,477	12/16/72	300 bp — Monthly	8,567
	CMBX NA BBB-.13 Index	BBB-/P	21,054	133,000	9,749	12/16/72	300 bp — Monthly	11,382
	CMBX NA BBB-.13 Index	BBB-/P	24,821	145,000	10,629	12/16/72	300 bp — Monthly	14,277
	CMBX NA BBB-.13 Index	BBB-/P	24,545	145,000	10,629	12/16/72	300 bp — Monthly	14,001
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	59	11/18/54	300 bp — Monthly	5
	CMBX NA BBB-.14 Index	BBB-/P	919	20,000	962	12/16/72	300 bp — Monthly	(32)
	CMBX NA BBB-.14 Index	BBB-/P	5,688	128,000	6,157	12/16/72	300 bp — Monthly	(394)
	CMBX NA BBB-.14 Index	BBB-/P	11,759	256,000	12,314	12/16/72	300 bp — Monthly	(406)
	CMBX NA BBB-.6 Index	BB-/P	105	1,000	270	5/11/63	300 bp — Monthly	(164)
	CMBX NA BBB-.6 Index	BB-/P	571	9,000	2,429	5/11/63	300 bp — Monthly	(1,852)
	CMBX NA BBB-.6 Index	BB-/P	5,861	53,000	14,305	5/11/63	300 bp — Monthly	(8,413)
	CMBX NA BBB-.6 Index	BB-/P	3,993	55,000	14,845	5/11/63	300 bp — Monthly	(10,819)
	CMBX NA BBB-.6 Index	BB-/P	3,993	55,000	14,845	5/11/63	300 bp — Monthly	(10,819)
	CMBX NA BBB-.6 Index	BB-/P	5,063	60,000	16,194	5/11/63	300 bp — Monthly	(11,096)
	CMBX NA BBB-.6 Index	BB-/P	5,381	68,000	18,353	5/11/63	300 bp — Monthly	(12,933)
	CMBX NA BBB-.6 Index	BB-/P	7,595	90,000	24,291	5/11/63	300 bp — Monthly	(16,644)
	CMBX NA BBB-.6 Index	BB-/P	6,881	101,000	27,260	5/11/63	300 bp — Monthly	(20,320)
	CMBX NA BBB-.6 Index	BB-/P	14,813	104,000	28,070	5/11/63	300 bp — Monthly	(13,196)
	CMBX NA BBB-.6 Index	BB-/P	5,208	105,000	28,340	5/11/63	300 bp — Monthly	(23,070)
	CMBX NA BBB-.6 Index	BB-/P	5,119	105,000	28,340	5/11/63	300 bp — Monthly	(23,159)
	CMBX NA BBB-.6 Index	BB-/P	5,379	106,000	28,609	5/11/63	300 bp — Monthly	(23,169)
	CMBX NA BBB-.6 Index	BB-/P	11,693	108,000	29,149	5/11/63	300 bp — Monthly	(17,394)
	CMBX NA BBB-.6 Index	BB-/P	22,647	193,000	52,091	5/11/63	300 bp — Monthly	(29,332)
	CMBX NA BBB-.6 Index	BB-/P	10,113	206,000	55,599	5/11/63	300 bp — Monthly	(45,366)
	CMBX NA BBB-.6 Index	BB-/P	18,393	213,000	57,489	5/11/63	300 bp — Monthly	(38,972)
	CMBX NA BBB-.6 Index	BB-/P	23,812	216,000	58,298	5/11/63	300 bp — Monthly	(34,360)
	CMBX NA BBB-.6 Index	BB-/P	33,182	239,000	64,506	5/11/63	300 bp — Monthly	(31,185)
	CMBX NA BBB-.6 Index	BB-/P	20,522	273,000	73,683	5/11/63	300 bp — Monthly	(53,002)
	CMBX NA BBB-.6 Index	BB-/P	25,932	536,000	144,666	5/11/63	300 bp — Monthly	(118,422)
	CMBX NA BBB-.7 Index	BB+/P	418	6,000	1,184	1/17/47	300 bp — Monthly	(762)
	CMBX NA BBB-.7 Index	BB+/P	7,955	101,000	19,927	1/17/47	300 bp — Monthly	(11,914)
	CMBX NA BBB-.7 Index	BB+/P	11,309	153,000	30,187	1/17/47	300 bp — Monthly	(18,789)
	CMBX NA BBB-.7 Index	BB+/P	13,902	171,000	33,738	1/17/47	300 bp — Monthly	(19,737)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	3,305	41,000	164	12/16/72	200 bp — Monthly	3,485
	CMBX NA A.6 Index	A-/P	2,200	20,000	1,582	5/11/63	200 bp — Monthly	626
	CMBX NA A.6 Index	A-/P	17,640	126,000	9,967	5/11/63	200 bp — Monthly	7,722
	CMBX NA A.6 Index	A-/P	815,505	6,272,000	496,115	5/11/63	200 bp — Monthly	321,829
	CMBX NA BB.10 Index	BB-/P	5,777	72,000	21,881	5/11/63	500 bp — Monthly	(16,034)
	CMBX NA BB.7 Index	B+/P	120,945	247,000	90,130	1/17/47	500 bp — Monthly	31,055
	CMBX NA BBB-.13 Index	BBB-/P	13,847	88,000	6,450	12/16/72	300 bp — Monthly	7,448
	CMBX NA BBB-.13 Index	BBB-/P	25,134	138,000	10,115	12/16/72	300 bp — Monthly	15,099
	CMBX NA BBB-.13 Index	BBB-/P	48,757	292,000	21,404	12/16/72	300 bp — Monthly	27,524
	CMBX NA BBB-.6 Index	BB-/P	2,299,940	7,194,000	1,941,661	5/11/63	300 bp — Monthly	362,475
	Merrill Lynch International
	CMBX NA A.6 Index	A-/P	(782)	47,000	3,718	5/11/63	200 bp — Monthly	(4,481)
	CMBX NA BB.6 Index	B/P	5,518	27,000	12,369	5/11/63	500 bp — Monthly	(6,824)
	CMBX NA BBB-.6 Index	BB-/P	359,982	1,336,000	360,586	5/11/63	300 bp — Monthly	175
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A-/P	2,400	30,000	2,373	5/11/63	200 bp — Monthly	39
	CMBX NA A.6 Index	A-/P	4,900	49,000	3,876	5/11/63	200 bp — Monthly	1,043
	CMBX NA A.6 Index	A-/P	15,781	101,000	7,989	5/11/63	200 bp — Monthly	7,831
	CMBX NA A.7 Index	A-/P	(13)	13,000	827	1/17/47	200 bp — Monthly	(834)
	CMBX NA BB.13 Index	BB-/P	2,301	24,000	2,261	12/16/72	500 bp — Monthly	63
	CMBX NA BB.13 Index	BB-/P	26,556	276,000	25,999	12/16/72	500 bp — Monthly	825
	CMBX NA BB.13 Index	BB-/P	26,510	287,000	27,035	12/16/72	500 bp — Monthly	(286)
	CMBX NA BBB-.13 Index	BBB-/P	1,115	15,000	1,100	12/16/72	300 bp — Monthly	25
	CMBX NA BBB-.13 Index	BBB-/P	1,778	32,000	2,346	12/16/72	300 bp — Monthly	(549)
	CMBX NA BBB-.13 Index	BBB-/P	5,604	61,000	4,471	12/16/72	300 bp — Monthly	1,168
	CMBX NA BBB-.13 Index	BBB-/P	12,390	61,000	4,471	12/16/72	300 bp — Monthly	7,954
	CMBX NA BBB-.13 Index	BBB-/P	15,228	81,000	5,937	12/16/72	300 bp — Monthly	9,338
	CMBX NA BBB-.13 Index	BBB-/P	16,050	102,000	7,477	12/16/72	300 bp — Monthly	8,633
	CMBX NA BBB-.13 Index	BBB-/P	22,236	136,000	9,969	12/16/72	300 bp — Monthly	12,347
	CMBX NA BBB-.14 Index	BBB-/P	274	9,000	433	12/16/72	300 bp — Monthly	(154)
	CMBX NA BBB-.14 Index	BBB-/P	930	33,000	1,587	12/16/72	300 bp — Monthly	(638)
	CMBX NA BBB-.6 Index	BB-/P	77,777	1,174,000	316,863	5/11/63	300 bp — Monthly	(238,401)

Upfront premium received			5,916,073		Unrealized appreciation			1,061,638

Upfront premium (paid)			(6,952)		Unrealized (depreciation)			(3,806,398)

	Total		$5,909,121				Total	$(2,744,760)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(148)	$20,000	$1,272	1/17/47	(200 bp) — Monthly	$1,116
	CMBX NA BB.10 Index	(7,932)	76,000	23,096	11/17/59	(500 bp) — Monthly	15,091
	CMBX NA BB.10 Index	(6,798)	62,000	18,842	11/17/59	(500 bp) — Monthly	11,983
	CMBX NA BB.11 Index	(17,980)	249,000	38,271	11/18/54	(500 bp) — Monthly	20,049
	CMBX NA BB.11 Index	(11,920)	92,000	14,140	11/18/54	(500 bp) — Monthly	2,131
	CMBX NA BB.11 Index	(7,352)	78,000	11,989	11/18/54	(500 bp) — Monthly	4,560
	CMBX NA BB.11 Index	(2,819)	41,000	6,302	11/18/54	(500 bp) — Monthly	3,443
	CMBX NA BB.11 Index	(918)	18,000	2,767	11/18/54	(500 bp) — Monthly	1,831
	CMBX NA BB.11 Index	(934)	18,000	2,767	11/18/54	(500 bp) — Monthly	1,815
	CMBX NA BB.12 Index	(10,114)	31,000	4,256	8/17/61	(500 bp) — Monthly	(5,888)
	CMBX NA BB.12 Index	(429)	5,000	687	8/17/61	(500 bp) — Monthly	253
	CMBX NA BB.8 Index	(14,155)	110,043	39,230	10/17/57	(500 bp) — Monthly	24,969
	CMBX NA BB.9 Index	(23,018)	223,000	59,965	9/17/58	(500 bp) — Monthly	36,730
	CMBX NA BB.9 Index	(11,291)	175,000	47,058	9/17/58	(500 bp) — Monthly	35,596
	CMBX NA BB.9 Index	(2,016)	50,000	13,445	9/17/58	(500 bp) — Monthly	11,381
	CMBX NA BB.9 Index	(1,196)	33,000	8,874	9/17/58	(500 bp) — Monthly	7,645
	CMBX NA BB.9 Index	(1,217)	31,000	8,336	9/17/58	(500 bp) — Monthly	7,089
	CMBX NA BB.9 Index	(1,419)	22,000	5,916	9/17/58	(500 bp) — Monthly	4,475
	CMBX NA BBB-.10 Index	(11,987)	76,000	9,530	11/17/59	(300 bp) — Monthly	(2,501)
	CMBX NA BBB-.10 Index	(16,945)	73,000	9,154	11/17/59	(300 bp) — Monthly	(7,834)
	CMBX NA BBB-.10 Index	(15,256)	62,000	7,775	11/17/59	(300 bp) — Monthly	(7,518)
	CMBX NA BBB-.10 Index	(12,644)	53,000	6,646	11/17/59	(300 bp) — Monthly	(6,029)
	CMBX NA BBB-.10 Index	(9,605)	44,000	5,518	11/17/59	(300 bp) — Monthly	(4,113)
	CMBX NA BBB-.10 Index	(6,311)	29,000	3,637	11/17/59	(300 bp) — Monthly	(2,692)
	CMBX NA BBB-.12 Index	(13,700)	199,000	13,273	8/17/61	(300 bp) — Monthly	(543)
	CMBX NA BBB-.12 Index	(11,056)	49,000	3,268	8/17/61	(300 bp) — Monthly	(7,817)
	CMBX NA BBB-.12 Index	(3,466)	17,000	1,134	8/17/61	(300 bp) — Monthly	(2,342)
	CMBX NA BBB-.12 Index	(1,092)	16,000	1,067	8/17/61	(300 bp) — Monthly	(34)
	CMBX NA BBB-.10 Index	(92,952)	312,000	39,125	11/17/59	(300 bp) — Monthly	(54,009)
	CMBX NA BBB-.10 Index	(12,875)	101,000	12,665	11/17/59	(300 bp) — Monthly	(235)
	CMBX NA BBB-.10 Index	(10,708)	84,000	10,534	11/17/59	(300 bp) — Monthly	(195)
	CMBX NA BBB-.11 Index	(28,528)	89,000	5,260	11/18/54	(300 bp) — Monthly	(23,320)
	CMBX NA BBB-.11 Index	(10,303)	70,000	4,137	11/18/54	(300 bp) — Monthly	(6,207)
	CMBX NA BBB-.11 Index	(7,901)	55,000	3,251	11/18/54	(300 bp) — Monthly	(4,683)
	CMBX NA BBB-.11 Index	(1,913)	13,000	768	11/18/54	(300 bp) — Monthly	(1,153)
	CMBX NA BBB-.12 Index	(65,605)	208,000	13,874	8/17/61	(300 bp) — Monthly	(51,852)
	CMBX NA BBB-.12 Index	(60,829)	175,000	11,673	8/17/61	(300 bp) — Monthly	(49,258)
	CMBX NA BBB-.12 Index	(29,727)	89,000	5,936	8/17/61	(300 bp) — Monthly	(23,843)
	CMBX NA BBB-.12 Index	(28,898)	82,000	5,469	8/17/61	(300 bp) — Monthly	(23,476)
	CMBX NA BBB-.12 Index	(13,698)	72,000	4,802	8/17/61	(300 bp) — Monthly	(8,938)
	CMBX NA BBB-.12 Index	(23,551)	67,000	4,469	8/17/61	(300 bp) — Monthly	(19,121)
	CMBX NA BBB-.12 Index	(17,376)	52,000	3,468	8/17/61	(300 bp) — Monthly	(13,938)
	CMBX NA BBB-.12 Index	(5,251)	31,000	2,068	8/17/61	(300 bp) — Monthly	(3,201)
	CMBX NA BBB-.12 Index	(4,783)	14,000	934	8/17/61	(300 bp) — Monthly	(3,857)
	CMBX NA BBB-.8 Index	(20,815)	133,000	20,815	10/17/57	(300 bp) — Monthly	(78)
	CMBX NA BBB-.8 Index	(15,807)	100,000	15,650	10/17/57	(300 bp) — Monthly	(215)
	CMBX NA BBB-.8 Index	(15,869)	100,000	15,650	10/17/57	(300 bp) — Monthly	(277)
	CMBX NA BBB-.9 Index	(14,905)	63,000	6,949	9/17/58	(300 bp) — Monthly	(7,993)
	Credit Suisse International
	CMBX NA BB.10 Index	(18,670)	157,000	47,712	11/17/59	(500 bp) — Monthly	28,890
	CMBX NA BB.10 Index	(20,948)	157,000	47,712	11/17/59	(500 bp) — Monthly	26,612
	CMBX NA BB.10 Index	(10,317)	83,000	25,224	11/17/59	(500 bp) — Monthly	14,826
	CMBX NA BB.7 Index	(76,651)	466,000	170,043	1/17/47	(500 bp) — Monthly	92,939
	CMBX NA BB.7 Index	(54,971)	298,000	108,740	1/17/47	(500 bp) — Monthly	53,480
	CMBX NA BB.9 Index	(37,893)	378,000	101,644	9/17/58	(500 bp) — Monthly	63,383
	Goldman Sachs International
	CMBX NA BB.7 Index	(20,581)	136,000	49,626	1/17/47	(500 bp) — Monthly	28,914
	CMBX NA A .6 Index	(9,474)	143,000	11,311	5/11/63	(200 bp) — Monthly	1,782
	CMBX NA BB.12 Index	(16,843)	46,000	6,316	8/17/61	(500 bp) — Monthly	(10,572)
	CMBX NA BB.7 Index	(108,429)	534,000	194,857	1/17/47	(500 bp) — Monthly	85,909
	CMBX NA BB.7 Index	(26,051)	159,000	58,019	1/17/47	(500 bp) — Monthly	31,813
	CMBX NA BB.7 Index	(5,072)	30,000	10,947	1/17/47	(500 bp) — Monthly	5,846
	CMBX NA BB.8 Index	(4,192)	35,716	12,733	10/17/57	(500 bp) — Monthly	8,506
	CMBX NA BB.9 Index	(3,611)	30,000	8,067	9/17/58	(500 bp) — Monthly	4,427
	CMBX NA BB.9 Index	(3,570)	30,000	8,067	9/17/58	(500 bp) — Monthly	4,468
	CMBX NA BB.9 Index	(2,296)	22,000	5,916	9/17/58	(500 bp) — Monthly	3,599
	CMBX NA BB.9 Index	(319)	2,000	538	9/17/58	(500 bp) — Monthly	216
	CMBX NA BBB-.10 Index	(4,522)	29,000	3,637	11/17/59	(300 bp) — Monthly	(902)
	CMBX NA BBB-.10 Index	(5,468)	25,000	3,135	11/17/59	(300 bp) — Monthly	(2,348)
	CMBX NA BBB-.12 Index	(4,289)	22,000	1,467	8/17/61	(300 bp) — Monthly	(2,834)
	CMBX NA BBB-.6 Index	(13,558)	271,000	73,143	5/11/63	(300 bp) — Monthly	59,427
	CMBX NA BBB-.8 Index	(20,386)	130,000	20,345	10/17/57	(300 bp) — Monthly	(117)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(362,136)	664,000	102,057	11/18/54	(500 bp) — Monthly	(260,725)
	CMBX NA BB.11 Index	(85,971)	167,000	76,503	5/11/63	(500 bp) — Monthly	(9,631)
	CMBX NA BB.12 Index	(101,605)	185,000	25,401	8/17/61	(500 bp) — Monthly	(76,384)
	CMBX NA BB.8 Index	(16,356)	31,855	11,356	10/17/57	(500 bp) — Monthly	(5,030)
	CMBX NA BBB-.10 Index	(35,495)	126,000	15,800	11/17/59	(300 bp) — Monthly	(19,769)
	CMBX NA BBB-.10 Index	(30,388)	102,000	12,791	11/17/59	(300 bp) — Monthly	(17,657)
	CMBX NA BBB-.11 Index	(39,107)	194,000	11,465	11/18/54	(300 bp) — Monthly	(27,755)
	CMBX NA BBB-.11 Index	(31,744)	101,000	5,969	11/18/54	(300 bp) — Monthly	(25,834)
	CMBX NA BBB-.11 Index	(24,167)	77,000	4,551	11/18/54	(300 bp) — Monthly	(19,662)
	CMBX NA BBB-.11 Index	(24,201)	77,000	4,551	11/18/54	(300 bp) — Monthly	(19,695)
	CMBX NA BBB-.12 Index	(32,185)	97,000	6,470	8/17/61	(300 bp) — Monthly	(25,772)
	CMBX NA BBB-.12 Index	(17,811)	51,000	3,402	8/17/61	(300 bp) — Monthly	(14,439)
	CMBX NA BBB-.7 Index	(81,697)	348,000	68,660	1/17/47	(300 bp) — Monthly	(13,240)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	45,889	11/17/59	(500 bp) — Monthly	37,150
	CMBX NA BB.11 Index	(150,248)	304,000	46,725	11/18/54	(500 bp) — Monthly	(103,818)
	CMBX NA BB.7 Index	(20,471)	118,000	43,058	1/17/47	(500 bp) — Monthly	22,473
	CMBX NA BB.9 Index	(15,583)	400,000	107,560	9/17/58	(500 bp) — Monthly	91,588
	CMBX NA BBB-.10 Index	(16,900)	78,000	9,781	11/17/59	(300 bp) — Monthly	(7,165)
	CMBX NA BBB-.7 Index	(11,964)	146,000	28,806	1/17/47	(300 bp) — Monthly	16,756
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(22,314)	219,000	43,209	1/17/47	(300 bp) — Monthly	20,767
	CMBX NA BB.10 Index	(7,971)	76,000	23,096	11/17/59	(500 bp) — Monthly	15,052
	CMBX NA BB.11 Index	(16,204)	165,000	25,361	11/18/54	(500 bp) — Monthly	8,996
	CMBX NA BB.11 Index	(3,240)	34,000	5,226	11/18/54	(500 bp) — Monthly	1,953
	CMBX NA BB.12 Index	(5,505)	77,000	10,572	8/17/61	(500 bp) — Monthly	4,992
	CMBX NA BB.12 Index	(36,600)	61,000	8,375	8/17/61	(500 bp) — Monthly	(28,284)
	CMBX NA BB.12 Index	(3,359)	46,000	6,316	8/17/61	(500 bp) — Monthly	2,912
	CMBX NA BB.12 Index	(2,399)	34,000	4,668	8/17/61	(500 bp) — Monthly	2,237
	CMBX NA BB.12 Index	(2,124)	26,000	3,570	9/17/58	(500 bp) — Monthly	1,421
	CMBX NA BB.8 Index	(9,888)	19,306	6,883	10/17/57	(500 bp) — Monthly	(3,024)
	CMBX NA BB.9 Index	(4,982)	81,000	21,781	9/17/58	(500 bp) — Monthly	16,720
	CMBX NA BB.9 Index	(6,418)	73,000	19,630	9/17/58	(500 bp) — Monthly	13,141
	CMBX NA BB.9 Index	(3,648)	60,000	16,134	9/17/58	(500 bp) — Monthly	12,428
	CMBX NA BB.9 Index	(7,275)	60,000	16,134	9/17/58	(500 bp) — Monthly	8,801
	CMBX NA BB.9 Index	(2,554)	34,000	9,143	9/17/58	(500 bp) — Monthly	6,555
	CMBX NA BB.9 Index	(3,638)	30,000	8,067	9/17/58	(500 bp) — Monthly	4,400
	CMBX NA BB.9 Index	(977)	25,000	6,723	9/17/58	(500 bp) — Monthly	5,721
	CMBX NA BB.9 Index	(942)	19,000	5,109	9/17/58	(500 bp) — Monthly	4,149
	CMBX NA BB.9 Index	(431)	7,000	1,882	9/17/58	(500 bp) — Monthly	1,445
	CMBX NA BB.9 Index	(201)	5,000	1,345	9/17/58	(500 bp) — Monthly	1,139
	CMBX NA BBB-.8 Index	(35,313)	227,000	35,526	10/17/57	(300 bp) — Monthly	80
	CMBX NA BBB-.8 Index	(18,034)	115,000	17,998	10/17/57	(300 bp) — Monthly	(103)
	CMBX NA BBB-.10 Index	(41,688)	171,000	21,443	11/17/59	(300 bp) — Monthly	(20,345)
	CMBX NA BBB-.10 Index	(12,016)	69,000	8,653	11/17/59	(300 bp) — Monthly	(3,404)
	CMBX NA BBB-.10 Index	(8,987)	38,000	4,765	11/17/59	(300 bp) — Monthly	(4,244)
	CMBX NA BBB-.10 Index	(4,584)	21,000	2,633	11/17/59	(300 bp) — Monthly	(1,963)
	CMBX NA BBB-.10 Index	(4,362)	19,000	2,383	11/17/59	(300 bp) — Monthly	(1,991)
	CMBX NA BBB-.10 Index	(2,602)	12,000	1,505	11/17/59	(300 bp) — Monthly	(1,104)
	CMBX NA BBB-.10 Index	(2,379)	11,000	1,379	11/17/59	(300 bp) — Monthly	(1,006)
	CMBX NA BBB-.12 Index	(53,096)	228,000	15,208	8/17/61	(300 bp) — Monthly	(38,022)
	CMBX NA BBB-.12 Index	(6,678)	32,000	2,134	8/17/61	(300 bp) — Monthly	(4,562)
	CMBX NA BBB-.10 Index	(40,224)	326,000	40,880	11/17/59	(300 bp) — Monthly	467
	CMBX NA BBB-.10 Index	(22,448)	177,000	22,196	11/17/59	(300 bp) — Monthly	(341)
	CMBX NA BBB-.10 Index	(19,912)	157,000	19,688	11/17/59	(300 bp) — Monthly	(302)
	CMBX NA BBB-.11 Index	(40,329)	126,000	7,447	11/18/54	(300 bp) — Monthly	(32,956)
	CMBX NA BBB-.11 Index	(24,032)	77,000	4,551	11/18/54	(300 bp) — Monthly	(19,526)
	CMBX NA BBB-.11 Index	(23,104)	73,000	4,314	11/18/54	(300 bp) — Monthly	(18,833)
	CMBX NA BBB-.11 Index	(16,964)	53,000	3,132	11/18/54	(300 bp) — Monthly	(13,862)
	CMBX NA BBB-.12 Index	(14,955)	45,000	3,002	8/17/61	(300 bp) — Monthly	(11,980)
	CMBX NA BBB-.8 Index	(18,903)	122,000	19,093	10/17/57	(300 bp) — Monthly	119

Upfront premium received		—			Unrealized appreciation		1,006,656

Upfront premium (paid)		(2,832,024)			Unrealized (depreciation)		(1,212,361)

	Total	$(2,832,024)				Total	$(205,705)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $230,765,225.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $142,170, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$31,523,024	$28,175,010	$24,600,597	$9,088	$35,097,437

	Total Short-term investments	$31,523,024	$28,175,010	$24,600,597	$9,088	$35,097,437
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $814,974.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $19,419,531.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,517,905.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $130,030,915 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $19,407,959 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $19,419,531 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$8,901,356	$—
Corporate bonds and notes	—	58,853,101	—
Mortgage-backed securities	—	103,070,209	—
Purchased options outstanding	—	213,822	—
Purchased swap options outstanding	—	3,102,806	—
U.S. government and agency mortgage obligations	—	140,477,142	—
Short-term investments	140,000	57,250,891	—

Totals by level	$140,000	$371,869,327	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(871,940)	$—	$—
Written options outstanding	—	(394,254)	—
Written swap options outstanding	—	(14,412,722)	—
Forward premium swap option contracts	—	(1,574,431)	—
TBA sale commitments	—	(37,108,828)	—
Interest rate swap contracts	—	505,602	—
Total return swap contracts	—	(283,023)	—
Credit default contracts	—	(6,027,562)	—

Totals by level	$(871,940)	$(59,295,218)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$42,000,000
Purchased swap option contracts (contract amount)	$452,500,000
Written TBA commitment option contracts (contract amount)	$42,000,000
Written swap option contracts (contract amount)	$338,800,000
Futures contracts (number of contracts)	900
Centrally cleared interest rate swap contracts (notional)	$453,500,000
OTC total return swap contracts (notional)	$17,300,000
Centrally cleared total return swap contracts (notional)	$31,400,000
OTC credit default contracts (notional)	$60,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com